Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.7%
Brazil - 0.9%
5,129,241	B3 SA - Brasil Bolsa Balcao	12,037,222
China - 7.3%
3,358,544	AIA Group, Ltd.	38,638,057
918,080	Tencent Holdings, Ltd.	54,808,236
		93,446,293
France - 3.7%
377,805	Safran SA	47,784,848
Germany - 5.6%
378,950	CTS Eventim AG & Co. KGaA*	28,512,055
262,124	Deutsche Boerse AG	42,533,824
		71,045,879
India - 2.6%
1,561,537	HDFC Bank, Ltd.	33,382,941
Indonesia - 2.7%
127,849,854	Bank Rakyat Indonesia Persero	34,077,967
Netherlands - 2.6%
318,719	Wolters Kluwer NV	33,782,981
Sweden - 2.0%
504,893	Atlas Copco AB	25,661,998
Switzerland - 4.9%
112,818	Roche Holding AG	41,175,182
81,582	Schindler Holding AG	21,017,634
		62,192,816
Taiwan - 3.7%
416,836	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,539,740
United Kingdom - 2.6%
605,957	Unilever PLC	32,805,527

United States - 60.1%
Communication Services - 9.3%
28,398	Alphabet, Inc. - Class C*	75,689,474
303,741	Electronic Arts, Inc.	43,207,158
		118,896,632
Consumer Discretionary - 4.3%
13,563	Booking Holdings, Inc.*	32,196,798
350,366	TJX Companies, Inc.	23,117,149
		55,313,947
Consumer Staples - 2.7%
113,853	Estee Lauder Companies, Inc.	34,147,931
Financials - 2.5%
436,588	Charles Schwab Corp.	31,801,070
Health Care - 3.1%
348,556	Edwards Lifesciences Corp.*	39,460,025
Information Technology - 33.9%
50,810	Adobe, Inc.*	29,252,333
118,627	Autodesk, Inc.*	33,828,862
80,799	Fair Isaac Corp.*	32,152,346
76,804	Intuit, Inc.	41,436,526
708,285	Marvell Technology, Inc.	42,716,668
145,067	MasterCard, Inc.	50,436,895
416,382	Microsoft Corp.	117,386,413
380,686	Visa, Inc.	84,797,807
		432,007,850
Materials - 4.3%
105,072	Ecolab, Inc.	21,920,121
119,461	Sherwin-Williams Co.	33,416,825
		55,336,946
Total United States		766,964,401
Total Common Stocks (Cost $904,707,627)		1,259,722,613

Short-Term Investments - 0.5%
Money Market Funds - 0.5%
6,646,405	First American Government Obligations Fund - Class Z, 0.02%#	6,646,405
Total Short-Term Investments (Cost $6,646,405)		6,646,405
Total Investments - 99.2% (Cost $911,354,032)		1,266,369,018
Other Assets in Excess of Liabilities - 0.8%		10,148,468
NET ASSETS - 100.0%		$1,276,517,486

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$825,541,363	$434,181,250	$-
Short-Term Investments	6,646,405	-	-
Total Investments	$832,187,768	$434,181,250	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.